Condensed Consolidated Statements of Financial Position - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents (Note 4)	$ 160.3	$ 1,451.3
Receivables	146.7	151.8
Gold and silver bullion and stream inventory (Note 7)	7.0	96.8
Loans receivable (Note 6)	17.8	5.9
Other current assets (Note 8)	25.5	11.0
Current assets	357.3	1,716.8
Royalty, stream and working interests, net (Note 9)	5,899.8	4,098.8
Investments (Note 5)	597.8	325.5
Loans receivable (Note 6)	82.5	104.1
Deferred income tax assets	25.7	30.8
Other assets (Note 10)	57.5	54.4
Total assets	7,020.6	6,330.4
LIABILITIES
Accounts payable and accrued liabilities	33.6	28.7
Income tax liabilities	50.4	38.8
Current liabilities	84.0	67.5
Deferred income tax liabilities	311.6	238.0
Income tax liabilities	13.0	19.8
Other liabilities	10.0	8.5
Total liabilities	418.6	333.8
SHAREHOLDERS' EQUITY
Share capital (Note 20)	5,789.2	5,769.1
Contributed surplus	19.3	23.0
Retained earnings	806.6	486.5
Accumulated other comprehensive loss	(13.1)	(282.0)
Total shareholders' equity	6,602.0	5,996.6
Total liabilities and shareholders' equity	$ 7,020.6	$ 6,330.4